CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 33,333,746		$ 34,407,761		$ 32,748,715
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	32,622,546	[1]	27,623,368	[1]	22,484,582	[1]
Depreciation and amortization	3,156,828		2,910,855		2,716,463
Provision for deferred income taxes	41,211		145,730		252,359
Earnings in equity method investment	(847,943)		(211,635)
Losses due to called redemptions on marketable securities, loss on sales of equipment, and amortization on securities	1,101,092		1,004,266		1,126,903
Decrease (increase) in miscellaneous assets	421,877		(1,561,178)		(433,312)
Decrease in other liablities	1,011,240		(333,179)		1,961,216
Net Cash Provided by (Used in) Operating Activities	70,840,597		63,985,988		60,856,926
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(351,600,837)		(334,922,921)		(300,909,120)
Loan payments	300,064,326		281,446,113		252,810,438
Decrease (increase) in restricted cash	(98,705)		3,702,378		891,699
Purchases of securities, available for sale	(30,969,513)		(38,947,670)		(28,596,333)
Purchase of equity fund investment	(15,000,000)		(10,000,000)
Sales of securities, available for sale			4,199,916		265,977
Redemptions of securites, available for sale	11,895,000		12,880,000		7,528,250
Redemptions of securities, held to maturity	6,455,000		2,975,000		3,060,000
Capital Expenditures	(4,487,073)		(2,715,004)		(2,516,138)
Proceeds from sale of equipment	84,231		45,662		64,103
Net Cash Provided by (Used in) Investing Activities	(83,657,571)		(81,336,526)		(67,401,124)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	4,475,141		4,022,163		3,425,884
Advances on credit line	531,475		531,375		532,392
Payments on credit line	(531,475)		(531,375)		(532,392)
Commercial paper issued	65,587,144		61,559,542		55,411,872
Commercial Paper redeemed	(42,891,237)		(33,460,285)		(26,745,170)
Subordinated debt issued	7,210,193		8,645,970		8,740,067
Subordinated debt redeemed	(9,862,162)		(11,185,439)		(12,692,167)
Dividends / Distributions	(23,375,402)		(14,017,609)		(9,761,394)
Net Cash Provided by (Used in) Financing Activities	1,143,677		15,564,342		18,379,092
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(11,673,297)		(1,786,196)		11,834,894
CASH AND CASH EQUIVALENTS, beginning	26,399,839	[2]	28,186,035		16,351,141
CASH AND CASH EQUIVALENTS, ending	14,726,542	[2]	26,399,839	[2]	28,186,035
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	11,881,150		11,537,662		11,333,494
Cash paid during the period for Taxes	4,304,000		3,857,000		3,617,900
Non-cash Exchange of Investment Securities			$ 2,830,022		$ 811,200

[1]	Note 2.
[2]	Note 5.